Long-Term Borrowings - (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
IFRS Statement [Line Items]
Unsecured borrowings	$ 0	$ 57,339
Less: current portion	6,000	0
Total	52,500	$ 0
Long-term borrowings [member]
IFRS Statement [Line Items]
Unsecured borrowings	58,500
Less: current portion	(6,000)
Total	52,500
Unused long-term credit lines	$ 40,000
Long-term borrowings [member] | Bottom of range [member]
IFRS Statement [Line Items]
Interest rate	0.68819%
Long-term borrowings [member] | Top of range [member]
IFRS Statement [Line Items]
Interest rate	0.92112%